Fair Value Measurements	12 Months Ended
Dec. 31, 2024
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS:

NOTE 13 - FAIR VALUE MEASUREMENTS:

a.	Financial instruments measured at fair value on a recurring basis

The Company’s assets and liabilities that are measured at fair value as of December 31, 2024, and 2023, are classified in the tables below in one of the three categories described in “Note 2 – Fair value measurement” above:

	December 31, 2024
	Level 1	Level 3	Total
Financial Assets
RFI Shares	$3,144		$3,144
Financial Liabilities
Warrants and phantom warrants		206	206
NPA		$17,777	$17,777

	December 31, 2023
	Level 1	Level 3	Total
Financial Assets
RFI Shares	$1,857		$1,857
Financial Liabilities
Warrants and phantom warrants		21,566	21,566
CLAs		55,940	55,940
NPA		21,976	21,976
Earn-out liability		2,997	2,997
Facility loans		23,151	23,151
Other		$186	$186

The following is a roll forward of the fair value of liabilities classified under Level 3:

	2024
	Warrants and phantom warrants	CLAs	NPAs	Facility loan	Earn-out liability	Other
January 1 ,2024	$21,566	$55,940	$21,976	$23,151	$2,997	$186
Issuance	10,445	11,750	18,704	-	-	-
Payment	(2,813)	-	(38,675)	(24,600)	(2,974)	(200)
Conversion to equity	(444)	(69,570)	-	-	-	-
Reclassification to equity	(28,225)	-	-	-	-	-
Change in fair value	(323)	1,880	15,772	1,449	(23)	14
December 31, 2024	$206	$-	$17,777	$-	$-	$-
	2023
	Warrants and phantom warrants	CLAs	NPA	Facility loan	Earn-out liability	Other
January 1 ,2023	$8,267	$3,809	$-	$29,745	$3,917	$185
Issuance	14,649	27,225	19,750	-	-	-
Payment	-	-	-	(5,400)	(1,667)	-
Change in fair value	(1,350)	24,906	2,226	(1,194)	747	1
December 31, 2023	$21,566	$55,940	$21,976	$23,151	$2,997	$186

The fair value of the Company’s liabilities, based on the Company’s share price, were classified as Level 3. Before the IPO, they were estimated using a hybrid model in order to reflect two scenarios: (1) IPO event and (2) other liquidation events. The IPO scenario was based on the fair value of the Company’s business based on management estimation. The other liquidation events scenario was based on various market indications using an option pricing model (OPM) (income approach-based valuation technique). Application of these approaches and methodologies involves the use of estimates, judgments, and assumptions that are highly complex and subjective, such as those regarding the Company’s expected future revenue, expenses, and future cash flows, discount rates, the selection of comparable public companies, and the probability of and timing associated with possible future events.

The following table presents the main assumptions used in the hybrid model for the periods presented:

December 31
2023
Expected volatility	44.87%
Assumptions regarding the price of the underlying shares:
Probability of an IPO scenario	25%
Expected time to IPO (years)	0.75
Probability of liquidation events	75%
Expected time to liquidation (years)	2.0

Starting from the closing of the IPO, the Company utilized a Black-Scholes Option Pricing model with Level 3 inputs for the valuation of its liability-classified warrants. Inherent in pricing models are assumptions related to expected share-price volatility, expected life, risk-free interest rate and dividend yield. The underlying stock price input is the closing stock price as of each valuation date and the exercise price is the price as stated in the warrant agreement. The volatility input was determined using the historical volatility of comparable publicly traded companies which operate in a similar industry or compete directly against the Company.

Volatility for each comparable publicly traded company is calculated as the annualized standard deviation of daily continuously compounded returns. The Black-Scholes analysis is performed in a risk-neutral framework, which requires a risk-free rate assumption based upon constant-maturity treasury yields, which are interpolated based on the remaining term of the warrants as of each valuation date.

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

December 31
2024
Exercise price	$14.35-$31.08
Share price	$9.91
Volatility	44.49%
Term (years)	3.67 - 4.83
Risk-free interest rate	4.26% - 4.33%
Dividend yield	0.0%

As of July 2024, the Company paid in full the Earn Out liability totaling to $0.75 million (€0.7 million)

The fair value of the 2024 NPA, measured under the fair value option, was measured by discounting the predicted cashflows of the loan using a spread equal to 0.91% above an ilCa USD yield curve.

b.	Financial instruments measured not at fair value on a recurring basis

Financial instruments not recorded at fair value on a recurring basis include cash and cash equivalents, restricted cash, trade receivables, bank deposits, trade and other payables and short-term borrowings. Due to their nature, their fair value approximates their carrying value.

The fair value of Vision’s bank loans approximates their carrying value.